UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582 Expires: January 31, 2015 Estimated average burden hours per response........9.6

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21609

Western Asset Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK	10018
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end:	September 30

Date of reporting period:	July 1, 2012- June 30, 2013

Item 1.  Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21609

Reporting Period: 07/01/2012 - 06/30/2013

Western Asset Variable Rate Strategic Fund Inc.

=============== Western Asset Variable Rate Strategic Fund Inc. ================

DEEPOCEAN GROUP HOLDING BV

Ticker:       TRMA           Security ID:  51EQOCEAN

Meeting Date: JUN 14, 2013   Meeting Type: ANNUAL

Record Date:  JUN 14, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

2     Appointment of Bart H. Heijermans       FOR       FOR          Management

      (CEO) as chairman of the AGM and

      appointment of the secretary of the AGM

3     Apporval of the agenda of the meeting   FOR       FOR          Management

4     Adoption of annual accounts 2012 and    FOR       FOR          Management

      appropriation of profits

5     Approval of annual report 2012 and      FOR       FOR          Management

      granting discharge for the Board

      members for their management pursued

      over the financial year 2012

6.A   Approval of remuneration of Board       FOR       FOR          Management

      members for the period from 1 January

      2013 up to 30 June 2013

6.B   Approval of remuneration of Board       FOR       FOR          Management

      members for the period from 1 July

      2013 up to 30 June 2014

7     Implementation of the one tier board -  FOR       FOR          Management

      Amendments A, B and D of the amendment

      to the shareholders' agreement;

      amendment of the articles of

      association of the Company and

      appointment of representatives to have

      the amendments executed; appointment

      of execut

8     Amendment C of the amendment to the     FOR       FOR          Management

      Shareholders' Agreement

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NORTEK, INC.

Ticker:       NTK            Security ID:  656559309

Meeting Date: MAY 09, 2013   Meeting Type: Annual

Record Date:  MAR 15, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1..1  DIRECTOR-JOHN T. COLEMAN                For       For          Management

1..2  DIRECTOR-THOMAS A. KEENAN               For       For          Management

1..3  DIRECTOR-J. DAVID SMITH                 For       For          Management

2.    TO RATIFY THE APPOINTMENT OF ERNST &    For       For          Management

      YOUNG LLP AS OUR INDEPENDENT

      REGISTERED PUBLIC ACCOUNTING FIRM FOR

      THE FISCAL YEAR ENDING DECEMBER 31,

      2013.

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REALOGY HOLDINGS CORP

Ticker:       RLGY           Security ID:  75605Y106

Meeting Date: MAY 07, 2013   Meeting Type: ANNUAL

Record Date:  MAR 14, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director                          FOR       FOR          Management

1.2   Elect Director                          FOR       FOR          Management

1.3   Elect Director                          FOR       FOR          Management

2     Advisory vote to approve Realogy        FOR       FOR          Management

      Holdings executive comensation program

3     Ratifying the appointment of            FOR       FOR          Management

      Pricewaterhouse Coopers LLP

4     Advisory vote on the grequency of the   FOR       FOR          Management

      advisory vote on executive compensation

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Western Asset Variable Rate Strategic Fund Inc.

By (Signature and Title)*	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chairman, President and Chief Executive Officer

Date	August 16, 2013

* Print the name and title of each signing officer under his or her signature.